SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended
Sep. 30, 2021
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years